Document and Entity Information	Mar. 20, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001587982
Document Effective Date	Mar. 20, 2025
Document Creation Date	Mar. 20, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Prospectus Date	Mar. 20, 2025
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Redwood Managed Volatility Fund | Class Y
Prospectus:
Trading Symbol	RWDYX
Redwood Managed Volatility Fund | Class I
Prospectus:
Trading Symbol	RWDIX
Redwood Managed Volatility Fund | Class N
Prospectus:
Trading Symbol	RWDNX
Redwood Managed Municipal Income Fund | Class I
Prospectus:
Trading Symbol	RWMIX
Redwood AlphaFactor® Tactical International Fund | Class N
Prospectus:
Trading Symbol	RWINX
Redwood AlphaFactor® Tactical International Fund | Class I
Prospectus:
Trading Symbol	RWIIX
Redwood Systematic Macro Trend (SMarT®) Fund | Class I
Prospectus:
Trading Symbol	RWSIX
Redwood Systematic Macro Trend (SMarT®) Fund | Class N
Prospectus:
Trading Symbol	RWSNX